John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/2023

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 89.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,758,247	$162,807,252
Capital Appreciation, Class NAV, JHF II (Jennison)	6,681,251	83,983,320
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,856,001	78,109,932
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,348,088	139,213,568
Disciplined Value International, Class NAV, JHIT (Boston Partners)	11,656,171	169,247,609
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,562,078	166,668,905
Equity Income, Class NAV, JHF II (T. Rowe Price)	11,969,231	214,847,693
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,923,589	26,641,709
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,546,744	218,302,066
Global Equity, Class NAV, JHF II (MIM US) (B)	3,564,539	40,172,352
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	5,225,740	58,476,034
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,368,939	60,122,784
International Growth, Class NAV, JHF III (Wellington)	3,558,770	83,381,986
International Small Company, Class NAV, JHF II (DFA)	8,425,354	81,557,431
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,444,981	254,298,131
Mid Cap Growth, Class NAV, JHIT (Wellington)	11,601,672	151,053,766
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,809,862	215,295,745
Multifactor Emerging Markets ETF, JHETF (DFA)	2,504,494	59,470,963
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,772,804	110,451,539
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	4,688,193	61,790,390
Small Cap Value, Class NAV, JHF II (Wellington)	4,021,439	67,761,251
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,694,975	134,312,072
Fixed income - 1.3%
Core Bond, Class NAV, JHF II (Allspring Investments)	1,038,634	10,884,889
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,424,834	17,070,831
High Yield, Class NAV, JHBT (MIM US) (B)	2,964,788	8,597,885
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	2,266,987	22,307,156
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,158,532	146,191,286
Health Sciences, Class NAV, JHF II (T. Rowe Price)	7,700,358	35,652,656
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	16,686,806	$26,031,417

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,532,314,191)		$2,904,702,618
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	100,950
Real estate - 0.0%
New World Development Company, Ltd.	73	139

TOTAL COMMON STOCKS (Cost $91,719)		$101,089
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 4.528%, 11/15/2052	$18,287,200	4,940,838
U.S. Treasury STRIPS, PO, 4.654%, 08/15/2051	35,169,400	9,714,749
U.S. Treasury STRIPS, PO, 4.714%, 05/15/2050	33,055,900	9,526,122
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2048	18,067,800	5,459,073

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,190,913)		$29,640,782
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (F)(G)	438	4,375

TOTAL SHORT-TERM INVESTMENTS (Cost $4,375)		$4,375
Total investments (Cost $2,576,601,198) - 100.0%		$2,934,448,864
Other assets and liabilities, net - 0.0%		530,183
TOTAL NET ASSETS - 100.0%		$2,934,979,047
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 74.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,367,770	$362,491,813
Capital Appreciation, Class NAV, JHF II (Jennison)	16,787,813	211,022,804
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,129,747	336,304,372
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,870,305	326,105,779
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,381,004	368,532,173
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	36,399,169	310,120,920
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	27,254,947	$489,226,299
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,739,724	65,645,179
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,524,700	91,384,781
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,395,331	393,632,602
Global Equity, Class NAV, JHF II (MIM US) (B)	13,464,693	151,747,095
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	11,182,086	125,127,546
International Dynamic Growth, Class NAV, JHIT (Axiom)	11,366,304	107,297,910
International Growth, Class NAV, JHF III (Wellington)	7,168,253	167,952,174
International Small Company, Class NAV, JHF II (DFA)	18,218,464	176,354,731
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	63,752,478	569,947,157
Mid Cap Growth, Class NAV, JHIT (Wellington)	24,986,825	325,328,466
Mid Value, Class NAV, JHF II (T. Rowe Price)	31,148,384	485,603,305
Multifactor Emerging Markets ETF, JHETF (DFA)	7,743,731	183,880,313
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,645,849	250,747,510
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	8,919,604	117,560,378
Small Cap Value, Class NAV, JHF II (Wellington)	8,141,902	137,191,054
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	34,115,611	311,816,683
Fixed income - 15.1%
Bond, Class NAV, JHSB (MIM US) (B)	39,748,131	510,763,482
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	22,804,576	160,544,217
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,088,167	92,716,243
High Yield, Class NAV, JHBT (MIM US) (B)	41,562,454	120,531,116
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,384,683	113,319,853
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	23,421,316	222,502,501
Alternative and specialty - 6.4%
Diversified Macro, Class NAV, JHIT (Graham)	4,144,200	40,778,924
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	29,005,069	322,246,322
Health Sciences, Class NAV, JHF II (T. Rowe Price)	19,156,676	88,695,410
Science & Technology, Class NAV, JHF II (T. Rowe Price)	40,866,659	63,751,988

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,065,790,018)		$7,800,871,100
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	$229,349
Real estate - 0.0%
New World Development Company, Ltd.	214	409

TOTAL COMMON STOCKS (Cost $208,372)		$229,758
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$6,424,935	6,275,689
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	32,698,841	31,192,480
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	23,303,824	21,770,869
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	47,393,310	43,503,726
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	22,701,332	21,582,449
U.S. Treasury STRIPS, PO, 4.528%, 11/15/2052	104,630,800	28,269,160
U.S. Treasury STRIPS, PO, 4.654%, 08/15/2051	201,042,400	55,533,405
U.S. Treasury STRIPS, PO, 4.714%, 05/15/2050	188,449,600	54,307,820
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2048	102,173,200	30,870,994

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $390,063,891)		$293,306,592
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (F)(G)	1,202	12,011

TOTAL SHORT-TERM INVESTMENTS (Cost $12,012)		$12,011
Total investments (Cost $7,456,074,293) - 100.0%		$8,094,419,461
Other assets and liabilities, net - 0.0%		51,257
TOTAL NET ASSETS - 100.0%		$8,094,470,718
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.4%
Equity - 55.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,130,194	$222,240,019
Capital Appreciation, Class NAV, JHF II (Jennison)	9,087,924	114,235,208
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,309,205	329,067,187
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,911,870	$195,437,320
Disciplined Value International, Class NAV, JHIT (Boston Partners)	19,281,688	279,970,114
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	21,371,414	182,084,444
Equity Income, Class NAV, JHF II (T. Rowe Price)	16,107,360	289,127,117
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,750,471	51,944,029
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,706,332	71,891,878
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,589,585	220,938,964
Global Equity, Class NAV, JHF II (MIM US) (B)	13,395,337	150,965,443
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,659,389	37,179,393
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	4,944,276	55,326,446
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,517,838	80,408,387
International Growth, Class NAV, JHF III (Wellington)	5,587,720	130,920,279
International Small Company, Class NAV, JHF II (DFA)	8,883,940	85,996,544
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	39,052,580	349,130,063
Mid Cap Growth, Class NAV, JHIT (Wellington)	15,762,830	205,232,048
Mid Value, Class NAV, JHF II (T. Rowe Price)	20,864,797	325,282,181
Multifactor Emerging Markets ETF, JHETF (DFA)	5,072,913	120,459,870
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,428,742	162,402,420
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	5,629,583	74,197,904
Small Cap Value, Class NAV, JHF II (Wellington)	5,898,521	99,390,079
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	34,568,326	315,954,496
Fixed income - 31.7%
Bond, Class NAV, JHSB (MIM US) (B)	55,136,767	708,507,454
Core Bond, Class NAV, JHF II (Allspring Investments)	22,978,270	240,812,271
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	37,341,411	262,883,535
Floating Rate Income, Class NAV, JHF II (Bain Capital)	22,087,500	169,411,128
High Yield, Class NAV, JHBT (MIM US) (B)	75,942,919	220,234,466
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	30,198,176	276,313,314
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	49,568,705	470,902,700
Alternative and specialty - 5.8%
Diversified Macro, Class NAV, JHIT (Graham)	5,710,421	56,190,542
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	19,832,099	$220,334,622
Health Sciences, Class NAV, JHF II (T. Rowe Price)	13,825,058	64,010,021
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,324,655	37,624,497
Science & Technology, Class NAV, JHF II (T. Rowe Price)	32,725,198	51,051,308

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,570,555,996)		$6,928,057,691
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	142,110
Real estate - 0.0%
New World Development Company, Ltd.	212	405

TOTAL COMMON STOCKS (Cost $129,114)		$142,515
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
U.S. Government - 6.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$12,924,793	12,624,561
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	65,853,168	62,819,464
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	46,946,246	43,858,063
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	95,464,875	87,630,043
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	45,500,190	43,257,617
U.S. Treasury STRIPS, PO, 4.528%, 11/15/2052	150,564,000	40,679,397
U.S. Treasury STRIPS, PO, 4.654%, 08/15/2051	288,158,500	79,597,253
U.S. Treasury STRIPS, PO, 4.714%, 05/15/2050	268,334,800	77,329,313
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2048	144,873,300	43,772,562

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $646,528,377)		$491,568,273
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (F)(G)	1,196	11,952

TOTAL SHORT-TERM INVESTMENTS (Cost $11,953)		$11,952
Total investments (Cost $7,217,225,440) - 100.0%		$7,419,780,431
Other assets and liabilities, net - 0.0%		349,984
TOTAL NET ASSETS - 100.0%		$7,420,130,415
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.8%
Equity - 37.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	850,983	$36,864,596
Capital Appreciation, Class NAV, JHF II (Jennison)	1,543,049	19,396,128
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,539,512	92,958,500
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,793,260	39,326,189
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,551,708	51,570,802
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,502,716	21,323,137
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,137,392	56,316,182
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,270,516	24,339,927
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	693,182	42,665,376
Global Equity, Class NAV, JHF II (MIM US) (B)	4,222,415	47,586,616
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,600,196	16,257,995
International Growth, Class NAV, JHF III (Wellington)	1,885,658	44,180,964
International Small Company, Class NAV, JHF II (DFA)	1,926,718	18,650,635
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,611,791	76,989,413
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,398,119	44,243,514
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,594,516	56,038,508
Multifactor Emerging Markets ETF, JHETF (DFA)	969,372	23,018,417
Small Cap Core, Class NAV, JHIT (MIM US) (B)	827,128	11,753,491
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,504,468	19,828,883
Small Cap Value, Class NAV, JHF II (Wellington)	1,275,095	21,485,352
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,036,690	64,315,343
Fixed income - 50.0%
Bond, Class NAV, JHSB (MIM US) (B)	22,132,530	284,403,005
Core Bond, Class NAV, JHF II (Allspring Investments)	21,843,058	228,915,248
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,836,010	111,485,512
Floating Rate Income, Class NAV, JHF II (Bain Capital)	9,750,044	74,782,836
High Yield, Class NAV, JHBT (MIM US) (B)	33,523,340	97,217,687
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,655,196	134,095,043
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	17,302,270	164,371,567
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	2,251,571	$22,155,458
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,887,796	43,193,412
Infrastructure, Class NAV, JHIT (Wellington)	895,015	10,758,077
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,815,805	33,197,502

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,070,109,350)		$2,033,685,315
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	23,834
Real estate - 0.0%
New World Development Company, Ltd.	63	121

TOTAL COMMON STOCKS (Cost $21,654)		$23,955
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$5,715,102	5,582,344
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	29,108,317	27,767,364
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	20,765,679	19,399,686
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	42,220,816	38,755,740
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	19,941,561	18,958,699
U.S. Treasury STRIPS, PO, 4.528%, 11/15/2052	29,489,000	7,967,341
U.S. Treasury STRIPS, PO, 4.654%, 08/15/2051	56,437,900	15,589,690
U.S. Treasury STRIPS, PO, 4.714%, 05/15/2050	52,555,400	15,145,531
U.S. Treasury STRIPS, PO, 4.807%, 11/15/2048	28,374,600	8,573,208

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $193,090,706)		$157,739,603
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (F)(G)	519	5,190

TOTAL SHORT-TERM INVESTMENTS (Cost $5,191)		$5,190
Total investments (Cost $2,263,226,901) - 100.0%		$2,191,454,063
Other assets and liabilities, net - 0.0%		548,959
TOTAL NET ASSETS - 100.0%		$2,192,003,022
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.3%
Equity - 18.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	304,476	$13,189,885
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,008,459	35,354,610
Disciplined Value, Class NAV, JHF III (Boston Partners)	404,426	8,869,058
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,256,608	18,245,942
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,986,176	16,922,224
Equity Income, Class NAV, JHF II (T. Rowe Price)	765,510	13,740,901
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	863,496	9,256,674
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	136,211	8,383,761
Global Equity, Class NAV, JHF II (MIM US) (B)	1,437,581	16,201,533
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,093,687	11,111,865
International Growth, Class NAV, JHF III (Wellington)	626,033	14,667,948
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,902,180	43,825,493
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,435,057	18,684,438
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,436,339	22,392,519
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	1,199,747	15,812,665
Small Cap Value, Class NAV, JHF II (Wellington)	998,169	16,819,153
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,276,422	39,086,500
Fixed income - 68.9%
Bond, Class NAV, JHSB (MIM US) (B)	24,723,168	317,692,705
Core Bond, Class NAV, JHF II (Allspring Investments)	25,503,917	267,281,053
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,795,785	118,242,329
Floating Rate Income, Class NAV, JHF II (Bain Capital)	10,157,116	77,905,082
High Yield, Class NAV, JHBT (MIM US) (B)	34,958,483	101,379,600
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	16,804,556	153,761,689
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	16,103,898	152,987,031
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	2,430,797	29,218,177
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,982,968	34,651,818

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,715,943,895)		$1,575,684,653
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Real estate - 0.0%
New World Development Company, Ltd.	56	$107

TOTAL COMMON STOCKS (Cost $0)		$107
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$7,750,113	7,570,084
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	39,471,855	37,653,477
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	28,178,354	26,324,747
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	57,293,453	52,591,361
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	26,842,058	25,519,090

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $162,690,628)		$149,658,759
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2943% (F)(G)	507	5,070

TOTAL SHORT-TERM INVESTMENTS (Cost $5,070)		$5,070
Total investments (Cost $1,878,639,593) - 100.0%		$1,725,348,589
Other assets and liabilities, net - 0.0%		470,883
TOTAL NET ASSETS - 100.0%		$1,725,819,472
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 9-30-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,904,702,618	$2,904,702,618	—	—
Common stocks	101,089	139	—	$100,950
U.S. Government and Agency obligations	29,640,782	—	$29,640,782	—
Short-term investments	4,375	4,375	—	—
Total investments in securities	$2,934,448,864	$2,904,707,132	$29,640,782	$100,950

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,800,871,100	$7,800,871,100	—	—
Common stocks	229,758	409	—	$229,349
U.S. Government and Agency obligations	293,306,592	—	$293,306,592	—
Short-term investments	12,011	12,011	—	—
Total investments in securities	$8,094,419,461	$7,800,883,520	$293,306,592	$229,349

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,928,057,691	$6,928,057,691	—	—
Common stocks	142,515	405	—	$142,110
U.S. Government and Agency obligations	491,568,273	—	$491,568,273	—
Short-term investments	11,952	11,952	—	—
Total investments in securities	$7,419,780,431	$6,928,070,048	$491,568,273	$142,110

8	|

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,033,685,315	$2,033,685,315	—	—
Common stocks	23,955	121	—	$23,834
U.S. Government and Agency obligations	157,739,603	—	$157,739,603	—
Short-term investments	5,190	5,190	—	—
Total investments in securities	$2,191,454,063	$2,033,690,626	$157,739,603	$23,834

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,575,684,653	$1,575,684,653	—	—
Common stocks	107	107	—	—
U.S. Government and Agency obligations	149,658,759	—	$149,658,759	—
Short-term investments	5,070	5,070	—	—
Total investments in securities	$1,725,348,589	$1,575,689,830	$149,658,759	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,758,247	$157,304,756	—	$(38,923,077)	$(7,413,940)	$51,839,513	—	—	$162,807,252
Capital Appreciation	6,681,251	74,895,541	$661,547	(14,305,383)	(6,036,706)	28,768,321	—	—	83,983,320
Capital Appreciation Value	8,856,001	80,972,442	—	(10,382,488)	(1,685,657)	9,205,635	—	—	78,109,932
Core Bond	1,038,634	40,817,494	4,956,792	(34,365,229)	(1,933,581)	1,409,413	$702,644	—	10,884,889
Disciplined Value	6,348,088	147,952,201	—	(15,961,823)	1,828,685	5,394,505	—	—	139,213,568
Disciplined Value International	11,656,171	162,544,225	9,953,035	(20,726,967)	1,229,316	16,248,000	—	—	169,247,609
Diversified Macro	2,266,987	21,394,386	1,516,509	(2,785,215)	(153,168)	2,334,644	—	—	22,307,156
Diversified Real Assets	13,158,532	140,639,110	13,055,396	(7,969,344)	(56,580)	522,704	—	—	146,191,286
Emerging Markets Debt	2,424,834	15,070,859	3,708,529	(1,225,166)	(356,238)	(127,153)	699,049	—	17,070,831
Emerging Markets Equity	19,562,078	187,267,184	487,418	(16,849,206)	(8,561,202)	4,324,711	—	—	166,668,905
Equity Income	11,969,231	227,402,120	3,159,919	(11,057,613)	316,977	(4,973,710)	3,159,918	—	214,847,693
Financial Industries	1,923,589	41,158,394	2,188,767	(13,790,692)	(1,614,504)	(1,300,256)	—	—	26,641,709
Fundamental Large Cap Core	3,546,744	216,767,308	—	(31,289,468)	1,410,405	31,413,821	—	—	218,302,066
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	3,564,539	$42,996,608	—	$(6,502,333)	$(589,302)	$4,267,379	—	—	$40,172,352
Global Thematic Opportunities	5,225,740	63,368,102	—	(8,898,450)	194,302	3,812,080	—	—	58,476,034
Health Sciences	7,700,358	45,301,119	$404,926	(8,603,180)	(214,001)	(1,236,208)	—	—	35,652,656
High Yield	2,964,788	7,484,171	1,847,112	(797,377)	(136,504)	200,483	$365,663	—	8,597,885
International Dynamic Growth	6,368,939	36,341,103	24,827,680	(2,316,871)	(724,836)	1,995,708	—	—	60,122,784
International Growth	3,558,770	84,893,382	184,098	(5,636,712)	(2,142,648)	6,083,866	—	—	83,381,986
International Small Company	8,425,354	83,345,227	2,040,339	(6,239,082)	(126,644)	2,537,591	—	—	81,557,431
International Strategic Equity Allocation	28,444,981	228,495,631	31,238,091	(14,228,231)	(1,169,935)	9,962,575	—	—	254,298,131
John Hancock Collateral Trust	438	1,046	8,913,190	(8,909,915)	54	—	2,755	—	4,375
Mid Cap Growth	11,601,672	155,656,553	4,308,766	(17,206,308)	(15,026,223)	23,320,978	—	—	151,053,766
Mid Value	13,809,862	216,624,747	1,558,506	(13,923,087)	477,896	10,557,683	—	—	215,295,745
Multifactor Emerging Markets ETF	2,504,494	71,461,214	1,934,391	(15,866,490)	(1,127,423)	3,069,271	840,263	—	59,470,963
Science & Technology	16,686,806	16,246,636	11,325,906	(6,198,317)	(3,724,861)	8,382,053	—	—	26,031,417
Small Cap Core	7,772,804	101,689,937	9,263,602	(5,343,861)	(300,340)	5,142,201	—	—	110,451,539
Small Cap Growth	4,688,193	59,895,003	2,400,642	(930,855)	(353,204)	778,804	—	—	61,790,390
Small Cap Value	4,021,439	69,748,602	2,212,049	(4,871,740)	163,854	508,486	—	—	67,761,251
U.S. Sector Rotation	14,694,975	141,295,354	24,355,763	(44,351,774)	(6,986,991)	19,999,720	—	—	134,312,072
					$(54,812,999)	$244,442,818	$5,770,292	—	$2,904,706,993
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	8,367,770	$356,061,214	—	$(93,731,350)	$(13,169,908)	$113,331,857	—	—	$362,491,813
Bond	39,748,131	513,797,387	$71,708,416	(54,165,341)	(14,239,348)	(6,337,632)	$17,381,956	—	510,763,482
Capital Appreciation	16,787,813	191,069,036	1,395,554	(39,776,471)	(16,609,079)	74,943,764	—	—	211,022,804
Capital Appreciation Value	38,129,747	348,006,145	—	(44,412,691)	(7,716,315)	40,427,233	—	—	336,304,372
Disciplined Value	14,870,305	351,180,640	—	(42,230,126)	5,675,607	11,479,658	—	—	326,105,779
Disciplined Value International	25,381,004	367,541,745	6,749,736	(45,565,061)	3,846,618	35,959,135	—	—	368,532,173
Diversified Macro	4,144,200	37,627,565	3,708,104	(4,523,103)	(144,135)	4,110,493	—	—	40,778,924
Diversified Real Assets	29,005,069	349,112,901	4,782,241	(33,837,363)	1,220,799	967,744	—	—	322,246,322
Emerging Markets Debt	22,804,576	165,613,477	7,936,953	(8,428,309)	(2,832,068)	(1,745,836)	7,430,580	—	160,544,217
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	36,399,169	$340,843,164	$1,787,786	$(24,741,204)	$(15,085,594)	$7,316,768	—	—	$310,120,920
Equity Income	27,254,947	526,061,080	7,240,319	(33,892,349)	1,251,693	(11,434,444)	$7,240,319	—	489,226,299
Financial Industries	4,739,724	94,758,256	900,000	(23,620,176)	(2,569,632)	(3,823,269)	—	—	65,645,179
Floating Rate Income	12,088,167	118,901,985	7,069,256	(37,328,623)	(1,880,263)	5,953,888	7,069,257	—	92,716,243
Fundamental Global Franchise	8,524,700	100,756,105	—	(21,493,951)	(3,586,830)	15,709,457	—	—	91,384,781
Fundamental Large Cap Core	6,395,331	388,639,365	—	(54,221,075)	1,634,804	57,579,508	—	—	393,632,602
Global Equity	13,464,693	164,007,690	—	(26,476,282)	(2,519,729)	16,735,416	—	—	151,747,095
Global Thematic Opportunities	11,182,086	137,567,761	—	(21,069,070)	1,684,041	6,944,814	—	—	125,127,546
Health Sciences	19,156,676	105,134,082	—	(12,725,158)	(318,337)	(3,395,177)	—	—	88,695,410
High Yield	41,562,454	132,531,943	6,307,860	(19,758,694)	(3,095,309)	4,545,316	6,307,860	—	120,531,116
International Dynamic Growth	11,366,304	83,905,294	27,900,920	(8,614,932)	(4,466,551)	8,573,179	—	—	107,297,910
International Growth	7,168,253	174,729,146	416,521	(15,361,105)	(5,950,632)	14,118,244	—	—	167,952,174
International Small Company	18,218,464	182,491,027	2,680,961	(14,080,514)	198,008	5,065,249	—	—	176,354,731
International Strategic Equity Allocation	63,752,478	522,577,911	67,060,876	(40,221,910)	(3,500,080)	24,030,360	—	—	569,947,157
John Hancock Collateral Trust	1,202	1,069	33,656,096	(33,645,374)	221	(1)	8,344	—	12,011
Mid Cap Growth	24,986,825	350,269,459	—	(44,187,978)	(33,156,271)	52,403,256	—	—	325,328,466
Mid Value	31,148,384	492,171,229	4,870,583	(36,942,584)	1,694,421	23,809,656	—	—	485,603,305
Multifactor Emerging Markets ETF	7,743,731	194,935,001	1,639,493	(17,665,671)	(2,744,865)	7,716,355	2,622,765	—	183,880,313
Science & Technology	40,866,659	44,678,030	23,112,571	(17,117,213)	(12,867,032)	25,945,632	—	—	63,751,988
Short Duration Bond	12,384,683	93,422,988	28,137,103	(7,460,088)	(65,595)	(714,555)	3,717,041	—	113,319,853
Small Cap Core	17,645,849	239,032,987	18,851,542	(19,186,085)	(1,127,909)	13,176,975	—	—	250,747,510
Small Cap Growth	8,919,604	115,435,669	3,311,325	(2,092,851)	(798,763)	1,704,998	—	—	117,560,378
Small Cap Value	8,141,902	143,111,733	4,547,995	(12,032,937)	606,045	958,218	—	—	137,191,054
Strategic Income Opportunities	23,421,316	251,643,532	6,379,486	(32,744,797)	(1,728,849)	(1,046,871)	6,379,487	—	222,502,501
U.S. Sector Rotation	34,115,611	317,627,755	62,464,013	(97,773,203)	(16,273,386)	45,771,504	—	—	311,816,683
					$(148,634,223)	$590,780,892	$58,157,609	—	$7,800,883,111
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	5,130,194	$221,386,374	—	$(60,679,246)	$3,813,286	$57,719,605	—	—	$222,240,019
Bond	55,136,767	686,575,904	$63,956,534	(15,682,419)	(3,280,857)	(23,061,708)	$22,262,388	—	708,507,454
Capital Appreciation	9,087,924	105,340,262	—	(22,831,219)	(9,544,377)	41,270,542	—	—	114,235,208
Capital Appreciation Value	37,309,205	363,814,911	—	(69,121,776)	(10,835,372)	45,209,424	—	—	329,067,187
Core Bond	22,978,270	152,396,860	101,554,977	(3,673,450)	(523,126)	(8,942,990)	5,364,035	—	240,812,271
Disciplined Value	8,911,870	213,938,834	—	(28,974,701)	7,127,402	3,345,785	—	—	195,437,320
Disciplined Value International	19,281,688	282,597,247	4,071,434	(37,404,198)	3,446,942	27,258,689	—	—	279,970,114
Diversified Macro	5,710,421	54,807,887	4,306,146	(8,583,564)	(9,352)	5,669,425	—	—	56,190,542
Diversified Real Assets	19,832,099	243,243,972	681,428	(25,454,127)	1,235,542	627,807	—	—	220,334,622
Emerging Markets Debt	37,341,411	274,231,108	12,472,621	(16,349,727)	(5,467,743)	(2,002,724)	12,344,022	—	262,883,535
Emerging Markets Equity	21,371,414	194,723,750	6,239,257	(14,228,172)	(8,194,086)	3,543,695	—	—	182,084,444
Equity Income	16,107,360	317,532,823	4,297,820	(26,953,672)	1,095,927	(6,845,781)	4,297,821	—	289,127,117
Financial Industries	3,750,471	69,326,236	—	(12,871,768)	(1,221,712)	(3,288,727)	—	—	51,944,029
Floating Rate Income	22,087,500	229,552,338	13,227,354	(81,002,930)	(5,878,521)	13,512,887	13,227,354	—	169,411,128
Fundamental Global Franchise	6,706,332	93,182,570	—	(33,050,263)	1,630,446	10,129,125	—	—	71,891,878
Fundamental Large Cap Core	3,589,585	231,456,908	—	(45,324,663)	2,102,663	32,704,056	—	—	220,938,964
Global Equity	13,395,337	177,827,287	—	(42,446,881)	(1,899,652)	17,484,689	—	—	150,965,443
Global Shareholder Yield	3,659,389	39,244,413	851,536	(3,102,986)	157,518	28,912	851,536	—	37,179,393
Global Thematic Opportunities	4,944,276	65,748,055	—	(14,546,071)	1,213,340	2,911,122	—	—	55,326,446
Health Sciences	13,825,058	78,495,319	—	(11,843,321)	(216,684)	(2,425,293)	—	—	64,010,021
High Yield	75,942,919	245,129,064	11,553,475	(39,318,043)	(5,966,302)	8,836,272	11,553,475	—	220,234,466
International Dynamic Growth	8,517,838	61,767,637	22,884,298	(7,229,453)	(2,005,862)	4,991,767	—	—	80,408,387
International Growth	5,587,720	137,691,499	8,550	(13,209,138)	(4,824,468)	11,253,836	—	—	130,920,279
International Small Company	8,883,940	90,871,374	681,961	(8,166,981)	819,866	1,790,324	—	—	85,996,544
International Strategic Equity Allocation	39,052,580	321,471,482	47,677,211	(33,000,166)	(2,026,635)	15,008,171	—	—	349,130,063
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,196	$1,043	$29,279,747	$(29,269,108)	$271	$(1)	$9,509	—	$11,952
Mid Cap Growth	15,762,830	223,064,701	1,414,281	(31,658,824)	(22,453,167)	34,865,057	—	—	205,232,048
Mid Value	20,864,797	332,139,346	11,934,088	(36,713,984)	3,238,689	14,684,042	—	—	325,282,181
Multi-Asset High Income	4,324,655	39,368,309	1,588,860	(2,165,054)	(255,205)	(912,413)	1,588,860	—	37,624,497
Multifactor Emerging Markets ETF	5,072,913	122,181,199	797,574	(5,691,403)	(716,144)	3,888,644	1,739,176	—	120,459,870
Science & Technology	32,725,198	37,973,188	12,996,767	(12,122,117)	(14,134,760)	26,338,230	—	—	51,051,308
Short Duration Bond	30,198,176	239,035,224	58,926,159	(19,784,602)	(1,923,243)	59,776	9,244,919	—	276,313,314
Small Cap Core	11,428,742	154,221,569	14,008,386	(13,496,633)	(871,612)	8,540,710	—	—	162,402,420
Small Cap Growth	5,629,583	75,190,430	1,034,625	(2,725,142)	(1,053,811)	1,751,802	—	—	74,197,904
Small Cap Value	5,898,521	105,463,236	4,973,976	(12,386,091)	848,373	490,585	—	—	99,390,079
Strategic Income Opportunities	49,568,705	545,196,359	13,725,534	(82,315,528)	(5,783,923)	80,258	13,725,534	—	470,902,700
U.S. Sector Rotation	34,568,326	293,214,269	84,229,881	(88,894,806)	(14,204,310)	41,609,462	—	—	315,954,496
					$(96,560,659)	$388,125,062	$96,208,629	—	$6,928,069,643
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	850,983	$37,472,692	$417,788	$(11,355,711)	$172,139	$10,157,688	—	—	$36,864,596
Bond	22,132,530	290,643,700	16,224,507	(11,879,794)	(2,208,345)	(8,377,063)	$9,265,193	—	284,403,005
Capital Appreciation	1,543,049	18,574,874	187,483	(4,879,688)	(1,556,405)	7,069,864	—	—	19,396,128
Capital Appreciation Value	10,539,512	104,610,728	—	(21,542,529)	(3,162,015)	13,052,316	—	—	92,958,500
Core Bond	21,843,058	205,050,538	38,599,117	(6,645,038)	(961,157)	(7,128,212)	5,627,055	—	228,915,248
Disciplined Value	1,793,260	43,004,710	578,289	(6,386,272)	664,437	1,465,025	—	—	39,326,189
Disciplined Value International	3,551,708	49,298,229	3,827,435	(7,157,165)	533,020	5,069,283	—	—	51,570,802
Diversified Macro	2,251,571	22,468,840	1,388,080	(3,955,204)	(77,742)	2,331,484	—	—	22,155,458
Diversified Real Assets	3,887,796	47,241,868	1,140,741	(5,603,415)	288,492	125,726	—	—	43,193,412
Emerging Markets Debt	15,836,010	117,968,934	5,862,138	(9,220,300)	(2,913,019)	(212,241)	5,290,449	—	111,485,512
Emerging Markets Equity	2,502,716	23,333,697	859,546	(2,360,334)	(1,167,300)	657,528	—	—	21,323,137
Equity Income	3,137,392	62,190,996	1,623,069	(6,483,979)	317,598	(1,331,502)	838,840	—	56,316,182
Floating Rate Income	9,750,044	102,552,807	5,858,670	(37,021,641)	(3,703,335)	7,096,335	5,858,671	—	74,782,836
Fundamental Global Franchise	2,270,516	26,936,868	42,075	(5,960,838)	288,988	3,032,834	—	—	24,339,927
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	693,182	$47,205,057	$96,052	$(11,626,460)	$(131,178)	$7,121,905	—	—	$42,665,376
Global Equity	4,222,415	52,273,536	—	(9,249,653)	(2,326,514)	6,889,247	—	—	47,586,616
Global Shareholder Yield	1,600,196	28,589,270	554,271	(13,383,363)	3,501,749	(3,003,932)	$554,270	—	16,257,995
High Yield	33,523,340	109,779,348	5,663,887	(19,538,252)	(3,168,621)	4,481,325	5,118,995	—	97,217,687
Infrastructure	895,015	11,583,742	303,530	(419,852)	79,211	(788,554)	198,141	—	10,758,077
International Growth	1,885,658	41,463,169	5,298,515	(4,382,871)	(2,936,296)	4,738,447	—	—	44,180,964
International Small Company	1,926,718	19,998,611	217,327	(2,161,825)	93,952	502,570	—	—	18,650,635
International Strategic Equity Allocation	8,611,791	73,013,091	10,453,644	(9,503,009)	(525,840)	3,551,527	—	—	76,989,413
John Hancock Collateral Trust	519	1,118	3,829,058	(3,824,995)	10	(1)	1,244	—	5,190
Mid Cap Growth	3,398,119	48,156,237	1,508,991	(8,133,152)	(4,968,267)	7,679,705	—	—	44,243,514
Mid Value	3,594,516	57,723,264	3,149,793	(8,068,294)	772,754	2,460,991	—	—	56,038,508
Multi-Asset High Income	3,815,805	35,048,409	1,442,762	(2,275,991)	(252,885)	(764,793)	1,404,562	—	33,197,502
Multifactor Emerging Markets ETF	969,372	23,786,609	287,424	(1,707,659)	(185,817)	837,860	332,780	—	23,018,417
Short Duration Bond	14,655,196	119,687,378	26,173,679	(10,869,758)	(1,048,309)	152,053	4,548,567	—	134,095,043
Small Cap Core	827,128	10,181,430	2,547,820	(1,518,652)	(55,472)	598,365	—	—	11,753,491
Small Cap Growth	1,504,468	20,407,569	759,655	(1,579,683)	(623,345)	864,687	—	—	19,828,883
Small Cap Value	1,275,095	23,039,614	1,746,794	(3,658,521)	281,652	75,813	—	—	21,485,352
Strategic Income Opportunities	17,302,270	192,445,781	4,799,646	(30,955,332)	(2,035,902)	117,374	4,791,710	—	164,371,567
U.S. Sector Rotation	7,036,690	52,378,150	29,517,468	(22,017,318)	(2,853,601)	7,290,644	—	—	64,315,343
					$(29,867,363)	$75,814,298	$43,830,477	—	$2,033,690,505
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	304,476	$13,652,802	$462,085	$(4,629,902)	$(804,638)	$4,509,538	—	—	$13,189,885
Bond	24,723,168	342,220,082	15,116,319	(27,860,342)	(5,088,774)	(6,694,580)	$10,756,151	—	317,692,705
Capital Appreciation Value	4,008,459	42,723,847	—	(11,427,224)	(1,218,861)	5,276,848	—	—	35,354,610
Core Bond	25,503,917	262,610,675	31,052,445	(17,135,101)	(2,823,847)	(6,423,119)	6,817,215	—	267,281,053
Disciplined Value	404,426	9,963,076	570,103	(2,162,594)	186,904	311,569	—	—	8,869,058
Disciplined Value International	1,256,608	18,491,722	1,211,489	(3,573,600)	159,178	1,957,153	—	—	18,245,942
Emerging Markets Debt	16,795,785	127,239,857	5,661,370	(11,378,228)	(3,369,157)	88,487	5,660,834	—	118,242,329
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	1,986,176	$18,862,064	$1,395,753	$(2,961,097)	$(1,715,942)	$1,341,446	—	—	$16,922,224
Equity Income	765,510	15,540,287	1,188,865	(2,764,797)	126,196	(349,650)	$207,906	—	13,740,901
Floating Rate Income	10,157,116	110,512,468	6,357,828	(42,552,250)	(4,245,979)	7,833,015	6,206,847	—	77,905,082
Fundamental Global Franchise	863,496	13,252,276	142,043	(5,926,756)	484,863	1,304,248	—	—	9,256,674
Fundamental Large Cap Core	136,211	9,061,605	199,874	(2,238,646)	236,324	1,124,604	—	—	8,383,761
Global Equity	1,437,581	20,874,904	91,492	(6,642,375)	(75,117)	1,952,629	—	—	16,201,533
Global Shareholder Yield	1,093,687	12,043,338	297,131	(1,306,285)	166,794	(89,113)	255,264	—	11,111,865
High Yield	34,958,483	116,702,698	5,647,049	(22,399,780)	(3,501,011)	4,930,644	5,380,969	—	101,379,600
Infrastructure	2,430,797	32,116,661	1,901,729	(2,915,182)	319,372	(2,204,403)	553,833	—	29,218,177
International Growth	626,033	16,090,516	493,897	(2,722,208)	(1,740,199)	2,545,942	—	—	14,667,948
International Strategic Equity Allocation	4,902,180	44,645,423	5,368,302	(8,171,015)	(285,842)	2,268,625	—	—	43,825,493
John Hancock Collateral Trust	507	1,216,831	952,201	(2,164,026)	4	60	1,446	—	5,070
Mid Cap Growth	1,435,057	20,031,920	2,537,892	(5,048,679)	(1,503,389)	2,666,694	—	—	18,684,438
Mid Value	1,436,339	23,078,030	2,513,834	(4,519,138)	137,919	1,181,874	—	—	22,392,519
Multi-Asset High Income	3,982,968	37,114,232	1,616,088	(3,019,981)	(333,748)	(724,773)	1,478,845	—	34,651,818
Short Duration Bond	16,804,556	142,110,128	28,711,589	(16,040,393)	(1,527,948)	508,313	5,304,464	—	153,761,689
Small Cap Growth	1,199,747	17,185,036	2,428,580	(4,108,344)	(1,907,348)	2,214,741	—	—	15,812,665
Small Cap Value	998,169	18,516,853	2,211,313	(4,219,842)	(964,762)	1,275,591	—	—	16,819,153
Strategic Income Opportunities	16,103,898	181,346,756	4,487,801	(31,165,131)	(1,603,872)	(78,523)	4,487,800	—	152,987,031
U.S. Sector Rotation	4,276,422	21,740,057	23,811,380	(8,171,989)	(850,301)	2,557,353	—	—	39,086,500
					$(31,743,181)	$29,285,213	$47,111,574	—	$1,575,689,723
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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